Finance Revenue and Costs (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of finance costs recognized in earnings
Finance costs recognized in net earnings (loss) were as follows:

($000s)	2018	2017
Interest on convertible debenture[1]	$—	$1,089
Interest on long-term debt (Note 17)	4,275	3,994
Interest on note payable[2]	—	532
Interest on reserves-based lending facility (Note 17)	440	289
Amortization of deferred financing costs	360	329
Finance costs	$5,075	$6,233
[1] The convertible debentures matured on March 31, 2017 and were repaid in full on that date for their aggregate face value of C$97.8 million ($73.4 million).
[2] The Company repaid the outstanding vendor take-back note balance of C$13.6 million ($10.0 million) on May 16, 2017.